                        ------------------------------

                            ----------------------
                              Semi-Annual Report
                              September 30, 2000

                                  Legg Mason
                                  Investors
                                  Trust, Inc.


                                U.S. Small-Cap
                                  Value Trust

                                Navigator Class

                            ----------------------


                                    [LOGO]


                        ------------------------------

To Our Shareholders,

   We are pleased to provide you with Legg Mason Investors Trust's semi-annual report for the Navigator Class of the U.S. Small-Capitalization Value Trust.

   The following table summarizes key statistics for the Navigator Class of shares of the Fund, as of September 30, 2000:

                                                   3-Month           12-Month
                                               Total Return/1/   Total Return/1/
                                               ---------------   ---------------

   U.S. Small-Capitalization Value Trust          +10.26%            -0.42%
   S&P 500 Stock Composite Index                   -0.97%           +13.28%
   Russell 2000 Index                              +1.11%           +23.39%

   On the following pages, the portfolio managers for the Fund discuss the investment outlook for the Fund. Long-term investment results for the Fund are shown in the Performance Information section of this report.

                                               Sincerely,



                                               /s/ Edward A. Taber, III
                                               Edward A. Taber, III
                                               President

October 30, 2000




____________________
/1/ Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid.

Portfolio Managers' Comments
U.S. Small-Capitalization Value Trust

   For the quarter, the portfolio rose 10.3%, compared to gains of 7.3% for the Russell 2000 Value and 1.1% for the Russell 2000, and a loss of -1.0% for the S&P 500. Year-to-date, the portfolio has returned 1.1% while the Russell 2000 Value has gained 13.6%, the Russell 2000 is up 4.2% (well below its high in 2000) and the S&P is down 1.4%.

   U.S. equity markets underwent a large fundamental shift in the third quarter of 2000. Earlier in the year, investors were motivated by a narrow, intense focus on technology and biotechnology stocks. In this environment, small value stocks were shunned despite their attractive valuations and improving fundamentals. Now that Internet stocks have produced a series of fundamental disappointments, investors have begun to grow disenchanted with the group and broaden their interest into previously ignored sectors. At the same time, we have seen indications that the Federal Reserve's interest rate hikes were leading the U.S. economy toward a "soft landing," i.e., a return to moderate, sustainable growth that would not ignite inflationary pressure. Small-cap value stocks, and especially our portfolio, benefited from this new market environment. More investors now appear willing to consider small-cap value stocks at the same time that a more optimistic economic outlook should benefit these companies.

   The market did close the quarter on a more cautious note, as investors seemed less confident in the Fed's ability to achieve the soft landing. The twin concerns of rapidly rising oil prices and a weak European currency threatened to interrupt an extended period of robust corporate earnings. A diverse string of companies pre-announced earnings below expectations, including DuPont, Gillette, Caterpillar, Apple, Intel and Priceline.com. A number of these shortfalls came in the technology sector, which has been a primary driver leading both the U.S. economy and stock markets higher over the last two years. The Fund's portfolio held up well in this more uncertain environment due to the fact that our stocks are priced at valuations that already discount most negative possibilities.

   The dramatic shift in the market environment this quarter can best be appreciated by reviewing the behavior of one portfolio holding. Carpenter Technology is a specialty metals company whose earnings were hurt by the global economic problems that began in 1997. This earnings decline drove down the stock's valuation and put the stock in our value universe and then in our portfolio. Fundamentals began to improve for Carpenter in the fourth quarter of 1999; and in January 2000, the company reported quarterly earnings, which, for the first time in almost two years, were up over the previous year. Despite this fundamental turnaround, the stock declined significantly in the first quarter; investors were selling "old economy" stocks to invest in the hot Internet stocks. In August, Carpenter reported, for the third time in a row, quarterly earnings that beat those reported in the previous year. In the new market environment, investors finally took notice of the earnings improvement and took the stock up over 50% in August, exemplifying the dramatic shift in focus and sentiment.

   This new attention toward small-cap value stocks may unleash the tremendous potential existing in our portfolio. Our portfolio, according to consensus analyst earnings predictions, has growth prospects similar to the Russell 2000 Value, yet it has an average price-to-earnings ratio that is just over half of the benchmark's valuation. At the same time, the Russell 2000 Value's valuation compared to large-cap stocks is at a much lower level than we have seen in the last twenty years. Our stocks are very out of favor relative to the U.S. equity market and to a degree that is not justified by fundamental prospects. Any movement toward a more normal and reasonable valuation level for our stocks will produce superb returns from our portfolio.

   An important indication of our portfolio's potential is the dramatic rise in the number of holdings being acquired at significant premiums to market prices. Across our small-cap portfolios, the number of stocks taken over has risen from an average of 5 to 10 per quarter in early 1998 to 25 to 40 per quarter currently. Those closest to these companies, such as management and competitors, recognize that, at current prices, many of these stocks are too attractive not to purchase the whole company. Almost all of these deals have been for cash, demonstrating the buyers' confidence in the value of their purchase.

   With investors' concerns about corporate earnings growth, the stock market has continued to decline early in the fourth quarter. Should markets continue to weaken, our stocks are priced to provide defensive returns, falling less than other stocks just as they have done in previous down markets. The portfolio has demonstrated its defensive strength this year; on days when the Russell 2000 was down, our portfolio outperformed the index by an average of 1.1%. Similarly, on days when the Russell 2000 Value fell, our portfolio was down on average 0.3% less than that benchmark. However, should the earnings outlook brighten, our companies will benefit fundamentally and their deep valuation discounts offer tremendous upside potential.

   In our experience with portfolio management, as well as in our historical research, we have seen previous periods like the one that ended earlier this year (where investors had an undue focus on a narrow portion of the market). This recent period was the most extended example of such an environment we have seen, and our portfolio's performance lag was the greatest we have experienced. However, investors' focus has always returned to the long-term fundamental drivers of markets: earnings, valuations and economic worth. Our portfolios have excelled in these environments because these principles define our investment process. Following periods when our portfolios have lagged the Russell 2000 Value for three years, we have subsequently beaten the benchmark over the next three years by 3.3% on an average, annual basis. The turn in both the market and in our portfolio's performance indicates that we have entered this recovery phase and the opportunity in our portfolio is as great as we have ever seen.

   As always, we welcome the opportunity to discuss the portfolio and this report in more detail. If you have any questions or comments, please contact us.

                                                       Henry F. Otto
                                                       Steven M. Tonkovich
                                                       Managing Directors

October 24, 2000
DJIA 10393.1

     Performance Information
     Legg Mason Investors Trust, Inc.



     Total Returns for One Year and Life of Class, as of September 30, 2000

         The returns shown are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

         The Fund offers two classes of shares:Primary Class and Navigator Class. Information about the Primary Class, offered to retail investors, is contained in a separate report to its shareholders.

         The Fund's total returns as of September 30, 2000, were as follows:

                                                    U.S. Small-Cap
                                                      Value Trust
     -----------------------------------------------------------------
     Average Annual Total Return
       Navigator Class:

         One Year                                      -0.42%
         Life of Class/A/                              -6.68%

     Cumulative Total Return
       Navigator Class:

         One Year                                      -0.42%
         Life of Class/A/                             -14.62%
     -----------------------------------------------------------------
     /A/ The inception date for the Navigator Class of the U.S. Small-Cap Value
         Trust was June 19, 1998.

     U.S. Small-Capitalization Value Trust+

Selected Portfolio Performance*

     Strong performers for the 3rd quarter 2000
     --------------------------------------------------------------------------
     1. R.H. Phillips, Inc.                        +158.1%
     2. Beverly Enterprises, Inc.                  +111.1%
     3. Republic Group Incorporated                +104.2%
     4. Del Webb Corporation                        +81.2%
     5. Standard Pacific Corp.                      +80.0%

     Weak performers for the 3rd quarter 2000
     --------------------------------------------------------------------------
     1. Owens Corning                               -71.6%
     2. PSC Inc.                                    -63.1%
     3. Home Products International, Inc.           -59.7%
     4. RailWorks Corporation                       -57.7%
     5. Mail-Well, Inc.                             -48.6%


     + Portfolio changes have not been reported for U.S. Small-Cap due to the high volume of trading during the quarter.

     * Securities held for the entire quarter.

Statement of Net Assets
Legg Mason Investors Trust, Inc.
September 30, 2000 (Unaudited)
(Amounts in Thousands)

U.S. Small-Capitalization Value Trust

                                                        Shares/Par      Value
-------------------------------------------------------------------------------
Common Stock and Equity Interests -- 95.3%
      Basic Materials -- 8.1%

         Agricultural Products-- 1.6%
         DIMON Incorporated                                16           $  50
         Standard Commercial Corporation                    9              41
         The Anderson's Inc.                                6              53
         Universal Corporation                             25             725
                                                                        -----
                                                                          869
                                                                        -----
         Chemicals-- 0.3%
         Aceto Corporation                                  1               9
         Georgia Gulf Corporation                          10             118
         Hawkins Chemical, Inc.                             3              23
                                                                        -----
                                                                          150
                                                                        -----
         Chemicals (Specialty)-- 2.9%
         A. Schulman, Inc.                                 19             210
         American Vanguard Corporation                      1               9
         Bairnco Corporation                                6              41
         Ethyl Corporation                                 89             128
         International Specialty Products Inc.             22             118/A/
         NL Industries, Inc.                               39             824
         Omnova Solutions Inc.                             13              75
         Quaker Chemical Corporation                        7             114
         USEC Inc.                                          3              11
                                                                        -----
                                                                        1,530
                                                                        -----
         Construction Materials-- 0.6%
         Oglebay Norton Company                             3              92
         Texas Industries, Inc.                             8             246
                                                                        -----
                                                                          338
                                                                        -----
         Containers and Packaging (Paper)-- 0.6%
         Mail-Well, Inc.                                   17              74/A/
         Northern Technologies International Corporation    2              16
         Rock-Tenn Company                                 22             218
                                                                        -----
                                                                          308
                                                                        -----
         Metals/Mining-- N.M.
         Lindberg Corporation                               4              28
                                                                        -----

                                                        Shares/Par      Value
-------------------------------------------------------------------------------
         Paper and Forest Products-- 0.3%
         Baltek Corporation                                 1           $   3/A/
         BCT International, Inc.                            3               5/A/
         FiberMark, Inc.                                    5              54/A/
         Nortek, Inc.                                       3              60/A/
         Republic Group Incorporated                        2              29
                                                                        -----
                                                                          151
                                                                        -----
         Steel Products-- 1.3%
         Commercial Metals Company                         11             281
         Friedman Industries, Incorporated                  5              18
         IMCO Recycling Inc.                               13              78
         Niagara Corporation                                5              20/A/
         Quanex Corporation                                10             198
         Roanoke Electric Steel Corporation                 3              33
         Steel Technologies Inc.                            8              48
                                                                        -----
                                                                          676
                                                                        -----
         Steel (Producers)-- 0.5%
         Bayou Steel Corporation                            9              16/A/
         Northwest Pipe Company                             4              49/A/
         UCAR International, Inc.                          14             173/A/
                                                                        -----
                                                                          238
                                                                        -----
      Capital Goods-- 16.6%
         Aerospace/Defense-- 2.0%
         AAR CORP.                                          2              17
         Alliant Techsystems Inc.                           5             386/A/
         Kellstrom Industries, Inc.                         8              42/A/
         Ladish Co., Inc.                                   9             122/A/
         Triumph Group, Inc.                                9             320/A/
         Woodward Governor Company                          4             187
                                                                        -----
                                                                        1,074
                                                                        -----
         Containers (Metal and Glass)-- 1.1%
         Ball Corporation                                  14             453
         Silgan Holdings Inc.                              14             131/A/
                                                                        -----
                                                                          584
                                                                        -----
         Electrical Equipment-- 0.7%
         A.O. Smith Corporation                             9             112
         Boston Acoustics, Inc.                             4              52
         Catalina Lighting, Inc.                            3              10/A/
         Cohu, Inc.                                         5              78

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                                              Shares/Par      Value
----------------------------------------------------------------------------------------------------------
    Electrical Equipment -- continued
    EDO Corporation                                                                4      $     36
    Koss Corporation                                                               2            46/A/
    Tech/Ops Sevcon, Inc.                                                          1            15
    The Carbide/Graphite Group, Inc.                                               4            13/A/
                                                                                           -------
                                                                                               362
                                                                                           -------
    Engineering and Construction -- 0.9%
    Butler Manufacturing Company                                                   5           112
    Comfort Systems USA, Inc.                                                     14            72/A/
    Corrpro Companies                                                              5            21/A/
    Encompass Services Corporation                                                22           182/A/
    Meadow Valley Corporation                                                      2             7/A/
    Perini Corporation                                                             4            17/A/
    RailWorks Corporation                                                          3            10/A/
    URS Corporation                                                                5            62/A/
                                                                                           -------
                                                                                               483
                                                                                           -------
    Machinery (Diversified) -- 2.6%
    AVTEAM, Inc.                                                                   1             1/A/
    Cascade Corporation                                                            9           135
    Detroit Diesel Corporation                                                     9           214
    JLK Direct Distribution Inc.                                                   8            71/A/
    Met-Pro Corporation                                                            2            22
    Milacron Inc.                                                                 30           397
    Pitt-Des Moines, Inc.                                                          2            67
    Raven Industries, Inc.                                                         4            56
    Shiloh Industries, Inc.                                                        4            29/A/
    TB Wood's Corporation                                                          4            45
    Tecumseh Products Company                                                      6           239
    The Manitowoc Company, Inc.                                                    5            96
                                                                                           -------
                                                                                             1,372
                                                                                           -------
    Manufacturing (Diversified) -- 4.2%
    Alltrista Corporation                                                          6           120/A/
    Amcast Industrial Corporation                                                  1            11
    Ampco-Pittsburgh Corporation                                                   7            68
    Baldwin Technology Company, Inc.                                              13            24/A/
    CIRCOR International, Inc.                                                     1            13
    Donnelly Corporation                                                           3            41
    GenCorp Inc.                                                                  14           111
    Graham Corporation                                                             1            13/A/
    Griffon Corporation                                                           23           176/A/
    Kaman Corporation                                                             17           208

                                                                             Shares/Par   Value
------------------------------------------------------------------------------------------------------
    Manufacturing (Diversified) -- continued
    Lawson Products, Inc.                                                          6      $    140
    Myers Industries, Inc.                                                         6            82
    NACCO Industries, Inc.                                                         6           256
    National Service Industries, Inc.                                             13           260
    Penn Engineering & Manufacturing Corp. - Class A                               4           130
    Standex International Corporation                                              8           158
    Terex Corporation                                                              6            73/A/
    The First Years Inc.                                                           2            18
    The York Group, Inc.                                                           6            39/A/
    Trinity Industries, Inc.                                                      11           264
                                                                                           -------
                                                                                             2,205
                                                                                           -------
    Manufacturing (Specialized) -- 2.8%
    Briggs & Stratton Corporation                                                  7           261
    Fansteel Inc.                                                                  5            17/A/
    Gehl Company                                                                   4            41/A/
    JLG Industries, Inc.                                                           1            17
    Lincoln Electric Holdings, Inc.                                               14           186
    PrimeSource Corporation                                                        4            18
    Regal-Beloit Corporation                                                      13           224
    Specialty Equipment Companies, Inc.                                            8           202/A/
    SPS Technologies, Inc.                                                         4           199/A/
    York International Corporation                                                12           308
                                                                                           -------
                                                                                             1,473
                                                                                           -------
    Metals -- 1.1%
    Chase Industries, Inc.                                                        11            95/A/
    General Cable Corporation                                                     13            95
    Metals USA, Inc.                                                              29            84
    Ryerson Tull, Inc.                                                             8            76
    Superior TeleCom Inc.                                                         10            58
    Wolverine Tube, Inc.                                                          10           152/A/
                                                                                           -------
                                                                                               560
                                                                                           -------
    Office Equipment and Supplies -- 1.0%
    Ennis Business Forms, Inc.                                                    12            92
    New England Business Service, Inc.                                             4            72
    The Standard Register Company                                                 16           248
    Wallace Computer Services, Inc.                                                8           127
                                                                                           -------
                                                                                               539
                                                                                           -------

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                                          Shares/Par      Value
---------------------------------------------------------------------------------------------------------
    Trucks and Parts -- 0.1%
    Collins Industries, Inc.                                                    5      $     17
    Featherlite Inc.                                                            4            11/A/
    Standard Automotive Corporation                                             1             7/A/
    Supreme Industries, Inc.                                                    9            38/A/
    Wabash National Corporation                                                N.M.           2
                                                                                        -------
                                                                                             75
                                                                                        -------
    Waste Management -- 0.1%
    The IT Group, Inc.                                                          7            35/A/
                                                                                        -------
  Consumer Cyclicals -- 35.9%
    Auto Parts and Equipment -- 6.3%
    ArvinMeritor, Inc.                                                         17           251
    Bandag, Incorporated                                                       13           460
    Bandag, Incorporated-Class A                                                4           103
    BorgWarner, Inc.                                                            9           288
    Cooper Tire & Rubber Company                                               27           268
    Dura Automotive Systems, Inc.                                              12           113/A/
    Edelbrock Corporation                                                       2            27
    Federal-Mogul Corporation                                                  25           136
    Gentek, Inc.                                                               16           247
    Hayes Lemmerz International, Inc.                                          10           108/A/
    Intermet Corporation                                                       20           144
    MascoTech, Inc.                                                            35           578
    Midas, Inc.                                                                 5            71
    R & B, Inc.                                                                 6            16/A/
    Simpson Industries, Inc.                                                   14           167
    Standard Motor Products, Inc.                                               5            40
    Strattec Security Corporation                                               2            76/A/
    TBC Corporation                                                            15            71/A/
    Tower Automotive, Inc.                                                     16           145/A/
                                                                                        -------
                                                                                          3,309
                                                                                        -------

    Building Materials -- 1.8%
    Ameron International Corporation                                            3            96
    Centex Construction Products, Inc.                                          6           144
    Dal-Tile International Inc.                                                22           275/A/
    Mikasa, Inc.                                                                8           124
    Miller Building Systems, Inc.                                               2            13/A/
    NCI Building Systems, Inc.                                                 13           192/A/
    Owens Corning                                                               5            14
    Universal Forest Products, Inc.                                             7            84
                                                                                        -------
                                                                                            942
                                                                                        -------

                                                                   Shares/Par     Value
-------------------------------------------------------------------------------------------------
    Consumer (Jewelry, Novelties and Gifts) -- 1.4%
    Department 56, Inc.                                               12       $    162/A/
    Enesco Group, Inc.                                                 5             28
    Lancaster Colony Corporation                                       9            214
    Michael Anthony Jewelers, Inc.                                     2              4/A/
    OroAmerica, Inc.                                                   4             30/A/
    Russ Berrie and Company, Inc.                                     14            276
                                                                               --------
                                                                                    714
                                                                               --------
    Footwear -- 0.2%
    Brown Shoe Company, Inc.                                           6             51
    Saucony, Inc.                                                      1             12/A/
    The Stride Rite Corporation                                       13             67
                                                                               --------
                                                                                    130
                                                                               --------
    Gaming, Lottery and Parimutuel Companies -- 1.4%
    Black Hawk Gaming & Development Company, Inc.                      3             18/A/
    Boyd Gaming Corporation                                           46            228/A/
    GTECH Holdings Corporation                                        25            421/A/
    Lakes Gaming, Inc.                                                 8             66/A/
                                                                               --------
                                                                                    733
                                                                               --------
    Hardware and Tools -- 0.4%
    Park-Ohio Holdings Corp.                                           7             52/A/
    Q.E.P. Co., Inc.                                                   3             15/A/
    The Eastern Company                                                1             16
    The L.S. Starrett Company                                          4             81
    TransTechnology Corporation                                        4             24
                                                                               --------
                                                                                    188
                                                                               --------
    Homebuilding -- 9.3%
    Beazer Homes USA, Inc.                                             6            165/A/
    Bluegreen Corporation                                             17             50/A/
    Champion Enterprises, Inc.                                        28            121/A/
    Crossmann Communities, Inc.                                        3             65/A/
    D.R.Horton, Inc.                                                  38            646
    Del Webb Corporation                                              14            389/A/
    DeWolfe Companies, Inc.                                            2             16/A/
    Dominion Homes, Inc.                                               4             34/A/
    Engle Homes, Inc.                                                  8            126
    Fleetwood Enterprises, Inc.                                       22            302
    Hovnanian Enterprises, Inc.                                       16            119/A/
    Kaufman and Broad Home Corporation                                14            369
    M/I Schottenstein Homes, Inc.                                      6            122

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                                       Shares/Par            Value
----------------------------------------------------------------------------------------------------------
    Homebuilding -- continued
    Palm Harbor Homes, Inc.                                                12             $    158/A/
    Pulte Corporation                                                       3                   89
    Silverleaf Resorts, Inc.                                                3                   10/A/
    Skyline Corporation                                                     3                   62
    Standard Pacific Corp.                                                 23                  407
    The Ryland Group, Inc.                                                 12                  357
    Toll Brothers, Inc.                                                    25                  856/A/
    Trammell Crow Company                                                  21                  317/A/
    Trendwest Resorts, Inc.                                                 6                   91/A/
    Washington Homes, Inc.                                                  5                   53/A/
                                                                                          --------
                                                                                             4,924
                                                                                          --------
    Household Furnishings and Appliances -- 1.7%
    Chromcraft Revington, Inc.                                              8                   65/A/
    Fedders Corporation                                                    20                   78
    Flexsteel Industries, Inc.                                              4                   50
    Furniture Brands International, Inc.                                   16                  273/A/
    La-Z-Boy Incorporated                                                   4                   51
    The Rowe Companies                                                     10                   31
    U. S. Industries, Inc.                                                 38                  376
                                                                                          --------
                                                                                               924
                                                                                          --------
    Leisure Time (Products) -- 1.3%
    Arctic Cat, Inc.                                                        5                   64
    Coachmen Industries Inc.                                               12                  123
    Ellett Brothers, Inc.                                                   5                   14
    Equity Marketing, Inc.                                                  2                   31/A/
    GameTech International, Inc.                                            1                    3/A/
    Johnson Outdoors Inc.                                                   6                   39/A/
    K2 Inc.                                                                11                  100/A/
    Monaco Coach Corporation                                                6                  100/A/
    Steinway Musical Instruments, Inc.                                      2                   42/A/
    Sturm, Ruger & Company, Inc.                                            8                   66
    Winnebago Industries, Inc.                                              7                   93
                                                                                          --------
                                                                                               675
                                                                                          --------
    Lodging/Hotels -- 0.8%
    Prime Hospitality Corp.                                                43                  432/A/
    Suburban Lodges of America, Inc.                                        2                   11/A/
                                                                                          --------
                                                                                               443
                                                                                          --------

                                                                          Shares/Par          Value
------------------------------------------------------------------------------------------------------------
    Publishing -- 0.1%
    Courier Corporation                                                      2            $     43
                                                                                          --------

    Retail (Building Supplies) -- 0.8%
    Building Materials Holding Corporation                                   9                  76/A/
    Hughes Supply, Inc.                                                     17                 334
    Tractor Supply Company                                                   3                  32/A/
                                                                                          --------
                                                                                               442
                                                                                          --------
    Retail (Department Stores) -- 0.1%
    The Bon-Ton Stores, Inc.                                                 3                   7/A/
    The Elder-Beerman Stores Corp.                                           5                  21/A/
                                                                                          --------
                                                                                                28
                                                                                          --------
    Retail (Discounters) -- 0.3%
    Duckwall-ALCO Stores, Inc.                                               4                  32/A/
    ShopKo Stores, Inc.                                                      9                  93/A/
    Value City Department Stores, Inc.                                       3                  27/A/
                                                                                          --------
                                                                                               152
                                                                                          --------
    Retail (Home Shopping) -- 0.4%
    Barnett Inc.                                                             6                  81/A/
    Spiegel, Inc.                                                            5                  39
    Systemax, Inc.                                                          25                  68/A/
                                                                                          --------
                                                                                               188
                                                                                          --------
    Retail (Specialty - Apparel) -- 0.6%
    Burlington Coat Factory Warehouse Corporation                            2                  30
    Goody's Family Clothing, Inc.                                           23                  90/A/
    One Price Clothing Stores, Inc.                                          1                   2/A/
    S&K Famous Brands, Inc.                                                  3                  23/A/
    The Buckle, Inc.                                                         3                  36/A/
    The Cato Corporation                                                    13                 160
                                                                                          --------
                                                                                               341
                                                                                          --------
    Retail (Specialty) -- 1.3%
    A.C. Moore Arts & Crafts, Inc.                                           5                  40/A/
    Brookstone, Inc.                                                         3                  35/A/
    Cache, Inc.                                                              2                   6/A/
    Discount Auto Parts, Inc.                                                6                  42/A/
    Finlay Enterprises, Inc.                                                 7                  99/A/
    Friedman's, Inc.                                                        13                  62
    Hancock Fabrics, Inc.                                                    4                  19
    Haverty Furniture Companies, Inc.                                        6                  70
    J. Baker, Inc.                                                           4                  19

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                        Shares/Par     Value
--------------------------------------------------------------------------------
    Retail (Specialty) -- continued
    Jo-Ann Stores, Inc.                                      6        $   40/A/
    Lithia Motors, Inc.                                      3            34/A/
    MarineMax, Inc.                                          4            24/A/
    Musicland Stores Corporation                            12            82/A/
    RDO Equipment Co.                                        4            13/A/
    Rush Enterprises, Inc.                                   2             9/A/
    Shoe Carnival, Inc.                                      4            22/A/
    Shoe Pavilion, Inc.                                      5            14/A/
    Travis Boats & Motors, Inc.                              1             5/A/
    Ugly Duckling Corporation                                4            24/A/
    United Auto Group, Inc.                                  6            51/A/
                                                                    --------
                                                                         710
                                                                    --------
    Services (Commercial and Consumer) -- 4.4%
    Amerco                                                  10           198/A/
    Avis Group Holdings, Inc.                               22           649/A/
    Capital Senior Living Corporation                       14            35/A/
    Carriage Services, Inc.                                 11            25/A/
    Castle Dental Centers, Inc.                              5             9/A/
    Central Garden & Pet Company                            21           146/A/
    Children's Comprehensive Services, Inc.                  5            18/A/
    Cornell Companies, Inc.                                  3            25/A/
    Dollar Thrifty Automotive Group, Inc.                    8           148/A/
    Electro Rent Corporation                                 2            22/A/
    Exponent, Inc.                                           3            29/A/
    FTI Consulting, Inc.                                     3            24/A/
    Horizon Health Corporation                               4            21/A/
    Interpool, Inc.                                         20           223
    Lennox International Inc.                                8            75
    McGrath Rentcorp                                         8           143
    National Equipment Services, Inc.                        7            34/A/
    National Technical Systems, Inc.                         6            19
    NCH Corporation                                          2            85
    OrthAlliance, Inc.                                       5            30/A/
    ProMedCo Management Company                             16            12/A/
    Refac                                                    3             8/A/
    Right Management Consultants, Inc.                       2            23/A/
    Schlotzsky's, Inc.                                       5            21/A/
    Service Corporation International                       36            88/A/
    Stewart Enterprises, Inc.                               77           149
    Sylvan, Inc.                                             3            28/A/
    Thomas Group, Inc.                                       3            22/A/
                                                                    --------
                                                                       2,309
                                                                    --------

                                                   Shares/Par      Value
--------------------------------------------------------------------------------
    Textiles -- 0.1%
    Dan River Inc.                                      7         $  28/A/
    The Dixie Group, Inc.                               9            35/A/
                                                                 ------
                                                                     63
                                                                 ------
    Textiles (Apparel) -- 2.6%
    Cutter & Buck Inc.                                  3            40/A/
    Decorator Industries, Inc.                          2            10
    Garan, Incorporated                                 4            82
    Gerber Childrenswear, Inc.                          1             5/A/
    Haggar Corp.                                        1            10
    Hartmarx Corporation                                4            12/A/
    Jos. A. Bank Clothiers, Inc.                        4            17/A/
    Kellwood Company                                   20           359
    Nautica Enterprises, Inc.                          37           481/A/
    OshKosh B'Gosh, Inc.                                2            32
    Oxford Industries, Inc.                             6           109
    Perry Ellis International, Inc.                     4            29/A/
    Sport-Haley, Inc.                                   3            13/A/
    Superior Uniform Group Inc.                         1            10
    Tandy Brands Accessories, Inc.                      3            22/A/
    UniFirst Corporation                               12           124
                                                                 ------
                                                                  1,355
                                                                 ------
    Textiles (Home Furnishings) -- 0.6%
    Springs Industries, Inc.                            4            99
    WestPoint Stevens Inc.                             16           198
                                                                 ------
                                                                    297
                                                                 ------
  Consumer Staples -- 6.5%
    Beverages (Alcoholic) -- 0.1%
    R.H. Phillips, Inc.                                 4            25/A/
    Todhunter International, Inc.                       2            14/A/
                                                                 ------
                                                                     39
                                                                 ------
    Beverages (Non-Alcoholic) -- 0.2%
    M&F Worldwide Corp.                                15            85/A/
                                                                 ------
    Distributors (Food and Health) -- 0.4%
    Allou Health & Beauty Care, Inc.                    2            12/A/
    Herbalife International, Inc.                      17           155
    Nash-Finch Company                                  5            54
    Suprema Specialties, Inc.                           1            10/A/
                                                                 ------
                                                                    231
                                                                 ------

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued
                                                     Shares/Par      Value
-------------------------------------------------------------------------------
    Entertainment -- N.M.
    Movie Gallery, Inc.                                  4        $   14/A/
                                                                  ------
    Food -- 0.6%
    Cagle's, Inc.                                        4            30
    Michael Foods, Inc.                                  9           199
    Pilgrim's Pride Corporation                          9            61
    Pilgrim's Pride Corporation Class A                  4            21
                                                                  ------
                                                                     311
                                                                  ------
    Household Products (Non-Durables) -- 0.4%
    CPAC, Inc.                                           4            30
    Craftmade International, Inc.                        3            22
    Stepan Company                                       7           146
                                                                  ------
                                                                     198
                                                                  ------
    Housewares -- 0.6%
    American Biltrite, Inc.                              3            39
    Applica Incorporated                                 8            46/A/
    Associated Materials Incorporated                    1            14
    Foamex International Incorporated                    8            48/A/
    Home Products International, Inc.                    6             9/A/
    Ivex Packaging Corporation                           4            42/A/
    Oneida Ltd.                                          5            68
    Royal Appliance Mfg. Co.                             2            13/A/
    Summa Industries                                     3            37/A/
                                                                  ------
                                                                     316
                                                                  ------
    Personal Care -- 0.3%
    French Fragrances, Inc.                             10            87/A/
    Nature's Sunshine Products, Inc.                    13           100
                                                                  ------
                                                                     187
                                                                  ------
    Restaurants -- 1.5%
    Ark Restaurants Corp.                                3            24/A/
    CKE Restaurants, Inc.                               27            84
    Dave & Busters, Inc.                                 9            71/A/
    ELXSI Corporation                                    3            29/A/
    Landry's Seafood Restaurants, Inc.                  22           149/A/
    Luby's, Inc.                                        15            77
    NPC International, Inc.                              5            45/A/
    Rainforest Cafe, Inc.                               15            44/A/
    Roadhouse Grill, Inc.                                3            11/A/
    Ryan's Family Steak Houses, Inc.                    30           227/A/
    Star Buffet, Inc.                                    2             6/A/
    Taco Cabana, Inc.                                    3            12
                                                                  ------
                                                                     779
                                                                  ------

                                                          Shares/Par      Value
-------------------------------------------------------------------------------
    Retail (Food Chains) -- 0.1%
    Marsh Supermarkets, Inc.                               3        $   54
                                                                    ------
    Services -- 0.1%
    Correctional Services Corporation                      1             5/A/
    Healthcare Services Group, Inc.                        8            37/A/
                                                                    ------
                                                                        42
                                                                    ------
    Sevices (Employment) -- 1.4%
    Butler International, Inc.                             7            36/A/
    CDI Corp.                                             14           226/A/
    General Employment Enterprises, Inc.                   4            12
    Headway Corporate Resources, Inc.                      5            12/A/
    Personal Group Of America, Inc.                       20            62/A/
    RCM Technologies, Inc.                                 3            12/A/
    RemedyTemp, Inc.                                       2            28/A/
    SOS Staffing Services, Inc.                           10            24/A/
    Spherion Corporation                                  23           279/A/
    Westaff, Inc.                                         12            47/A/
                                                                    ------
                                                                       738
                                                                    ------
    Specialty Printing -- 0.5%
    Cadmus Communications Corporation                      5            38
    Consolidated Graphics, Inc.                            3            37/A/
    John H. Harland Company                                9           142
    Media Arts Group, Inc.                                 9            30/A/
                                                                    ------
                                                                       247
                                                                    ------
    Tobacco -- 0.3%
    Schweitzer-Mauduit International, Inc.                12           159
                                                                    ------
  Energy -- 0.9%
    Oil (International Integrated) -- 0.1%
    Holly Corporation                                      6            77
                                                                    ------
    Oil and Gas (Drilling and Equipment) -- 0.1%
    Kaneb Services, Inc.                                  10            48/A/
                                                                    ------
    Oil and Gas (Exploration and Production) -- 0.7%
    Adams Resources & Energy                               3            40
    EnergySouth, Inc.                                      3            54
    Mercury Air Group, Inc.                                6            34/A/
    Penn Virginia Corporation                              6           164
    World Fuel Services Corporation                        9            69
                                                                    ------
                                                                       361
                                                                    ------

Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued

                                                   Shares/Par      Value
------------------------------------------------------------------------------
 Financials -- 15.2%
    Banks (Major Regional) -- 3.4%
    BancFirst Ohio Corp.                                3     $    43
    BSB Bancorp, Inc.                                   7         152
    BYL Bancorp                                         2          20
    Capital Crossing Bank                               2          16/A/
    Community Bank System, Inc.                         2          52
    Corrus Bankshares, Inc.                            11         397
    First Citizens Bancshares Inc.                      6         429
    First Oak Brook Bancshares, Inc.                    2          25
    GBC Bancorp                                         2          68
    Granite State Bankshares, Inc.                   N.M.           8
    Hamilton Bancorp Inc.                               8         128/A/
    Merchants Bancshares, Inc.                          3          61
    National City Bancorporation                        7         123/A/
    Pacific Crest Capital, Inc.                         2          28
    Republic Bancorp Inc.                              17         157
    Three Rivers Bancorp, Inc.                          5          40
    USBANCORP, Inc.                                    10          39
    Yardville National Bancorp                          2          21
                                                              -------
                                                                1,807
                                                              -------
    Consumer Finance -- 0.5%
    Advanta Corp.                                        13       149
    American Business Financial Services, Inc.            1         7
    Onyx Acceptance Corporation                           2         7/A/
    Union Acceptance Corporation                          1         6/A/
    World Acceptance Corporation                         14        72/A/
                                                              -------
                                                                  241
                                                              -------
    Financial (Diversified) -- 0.9%
    DVI, Inc.                                             3        60/A/
    FPIC Insurance Group, Inc.                            3        41/A/
    LandAmerica Financial Group, Inc.                     9       266
    Professionals Group, Inc.                             4        98/A/
    TFC Enterprises, Inc.                                10        15/A/
                                                              -------
                                                                  480
                                                              -------
    Insurance Brokers -- 0.3%
    E. W. Blanch Holdings, Inc.                           4        89
    Healthcare Recoveries, Inc.                           7        31/A/
    Interstate National Dealer Services, Inc.             3        19/A/
    Kaye Group Inc.                                       4        26
                                                              -------
                                                                  165
                                                              -------

                                                     Shares/Par      Value
----------------------------------------------------------------------------
    Insurance (Life/Health) -- 2.8%
    AmerUs Group Co.                                     22      $    566
    Delphi Financial Group, Inc.                         14           579/A/
    National Western Life Insurance Company               3           190/A/
    Presidential Life Corporation                        10           148
    Standard Management Corporation                       5            16/A/
                                                                 --------
                                                                    1,499
                                                                 --------
    Insurance (Multi-Line) -- 0.2%
    Penn Treaty American Corporation                      6           104/A/
                                                                 --------
    Insurance (Property/Casualty) -- 2.9%
    Atlantic American Corporation                         1             3/A/
    Bancinsurance Corporation                             2            11/A/
    Donegal Group Inc.                                    6            45
    Enhance Financial Services Group, Inc.               29           382
    Merchants Group, Inc.                                 1            18
    Philadelphia Consolidated Holding Corp.               4            84/A/
    SCPIE Holdings Inc.                                   3            68
    Selective Insurance Group, Inc.                       1            13
    State Auto Financial Corporation                      3            39
    The Commerce Group, Inc.                             26           755
    The Midland Company                                   3            90
                                                                 --------
                                                                    1,508
                                                                 --------
    Investment Management -- N.M.
    American Physicians Service Group, Inc.               2             6/A/
                                                                 --------
    Savings and Loan Companies -- 4.2%
    Alliance Bancorp of New England, Inc.                 1             9
    BankAtlantic Bancorp, Inc.                           30           125
    BankUnited Financial Corporation                      6            43/A/
    Camco Financial Corporation                           1            15
    Dime Community Bancshares                             3            64
    Downey Financial Corp.                               12           458
    First Essex Bancorp, Inc.                             2            47
    First Republic Bank                                   3            93/A/
    First Washington Bancorp, Inc.                        1            19
    FirstFed Financial Corp.                             15           340/A/
    Flagstar Bancorp, Inc.                                9           115
    GA Financial, Inc.                                    4            50
    Hawthorne Financial Corporation                       4            43/A/
    IBERIABANK Corporation                                5            86
    Industrial Bancorp, Inc.                              1            16
    ITLA Capital Corporation                              5            73/A/

Legg Mason Investors Trust, Inc.

U.S. Small-Capitalization Value Trust -- Continued
                                                                              Shares/Par     Value
--------------------------------------------------------------------------------------------------------
    Savings and Loan Companies -- continued
    Local Financial Corporation                                                    2        $   19/A/
    MAF Bancorp, Inc.                                                              5           122
    Matrix Bancorp, Inc.                                                           2            12/A/
    MetroWest Bank                                                                 4            25
    Parkvale Financial Corporation                                                 5            85
    PennFed Financial Services, Inc.                                               3            43
    PFF Bancorp, Inc.                                                              3            61
    Republic Security Financial Corporation                                       18            88
    St. Francis Capital Corporation                                                3            51
    Sterling Financial Corporation                                                 6            69/A/
    WSFS Financial Corporation                                                     4            38
                                                                                            ------
                                                                                             2,209
                                                                                            ------
  Health Care -- 1.9%
    Health Care (Diversified) -- 0.2%
    Sierra Health Services, Inc.                                                  20            95/A/
                                                                                            ------
    Health Care (Drugs/Major Pharmaceuticals) -- N.M.
    Chattem, Inc.                                                                  2            15/A/
    Hi-Tech Pharmacal Co., Inc.                                                    2             9/A/
    USANA, Inc.                                                                    3             9/A/
                                                                                            ------
                                                                                                33
                                                                                            ------
    Health Care (Long-Term Care) -- 0.6%
    Beverly Enterprises, Inc.                                                     36           211/A/
    Radiologix, Inc.                                                              15            91/A/
                                                                                            ------
                                                                                               302
                                                                                            ------
    Health Care (Managed Care) -- 0.1%
    US Oncology, Inc.                                                             10            46/A/
                                                                                            ------
    Health Care (Medical Products and Supplies) -- 0.5%
    CONMED Corporation                                                             5            70/A/
    Del Global Technologies Corp.                                                  5            52/A/
    Lakeland Industries, Inc.                                                      1             6/A/
    Minntech Corporation                                                           2            14
    Ocular Sciences, Inc.                                                          5            61/A/
    Sola International Inc.                                                        5            33/A/
    Utah Medical Products, Inc.                                                    3            24/A/
                                                                                            ------
                                                                                               260
                                                                                            ------

                                                                             Shares/Par          Value
---------------------------------------------------------------------------------------------------------
    Health Care (Specialized Services) -- 0.5%
    AmeriPath, Inc.                                                               16            $ 229/A/
    Curative Health Services, Inc.                                                 7               37/A/
    Monarch Dental Corporation                                                     7               12/A/
                                                                                                -----
                                                                                                  278
                                                                                                -----
Technology -- 2.3%
    Communications Equipment -- 0.2%
    Applied Signal Technology, Inc.                                                6               41
    Brightpoint, Inc.                                                              9               46/A/
    Cobra Electronics Corporation                                                  3               20/A/
                                                                                                -----
                                                                                                  107
                                                                                                -----
    Computers (Peripherals) -- 0.1%
    Printronix, Inc.                                                               4               38/A/
    PSC Inc.                                                                       9               27/A/
                                                                                                -----
                                                                                                   65
                                                                                                -----
    Computers (Software/Services) -- 1.0%
    Amplicon, Inc.                                                                 6               90
    Avant! Corporation                                                            24              442/A/
    Bell Industries, Inc.                                                          2                4
                                                                                                -----
                                                                                                  536
                                                                                                -----
    Electronics (Component Distributors) -- 0.5%
    Pioneer-Standard Electronics, Inc.                                            18              244
                                                                                                -----
    Electronics (Instrumentation) -- 0.1%
    Hurco Companies, Inc.                                                          4               18/A/
    K-Tron International, Inc.                                                     2               36/A/
    Mesa Laboratories, Inc.                                                        2                9/A/
    O.I. Corporation                                                            N.M.                1/A/
                                                                                                -----
                                                                                                   64
                                                                                                -----
    Electronics (Semiconductors) -- 0.2%
    NeoMagic Corporation                                                          20               75/A/
                                                                                                -----
    Equipment (Semiconductors) -- N.M.
    Farrel Corporation                                                             3                4
                                                                                                -----
    Services (Computer Systems) -- 0.2%
    Gerber Scientific, Inc.                                                        7               58
    Software Spectrum, Inc.                                                        3               28/A/
                                                                                                -----
                                                                                                   86
                                                                                                -----

Legg Mason Investors Trust, Inc.

U.S. Small-Capitalization Value Trust -- Continued
                                                                              Shares/Par          Value
---------------------------------------------------------------------------------------------------------------
Transportation -- 6.0%
    Air Freight -- N.M.
    Air Methods Corporation                                                        3            $      9/A/
                                                                                                --------
    Airlines -- 1.3%
    Alaska Air Group, Inc.                                                         9                 209/A/
    America West Holdings Corporation                                             32                 390/A/
    Amtran, Inc.                                                                   2                  19/A/
    Mesaba Holdings, Inc.                                                          1                  15/A/
    Midway Airlines Corporation                                                    6                  31/A/
                                                                                                --------
                                                                                                     664
                                                                                                --------
    Railroads -- 1.4%
    Genesee & Wyoming Inc.                                                         3                  70/A/
    The Greenbrier Companies, Inc.                                                11                  91
    Wabtec Corporation                                                            23                 232
    Wisconsin Central Transportation Corporation                                  33                 347/A/
                                                                                                --------
                                                                                                     740
                                                                                                --------
    Truckers -- 3.3%
    American Freightways Corporation                                            N.M.                   6/A/
    Arkansas Best Corporation                                                     14                 218/A/
    Arnold Industries, Inc.                                                       19                 314
    Boyd Bros. Transportation Inc.                                                 2                   9/A/
    Covenant Transport, Inc.                                                      11                 104/A/
    M. S. Carriers, Inc.                                                        N.M.                   2/A/
    Old Dominion Freight Line, Inc.                                                5                  53/A/
    P.A.M. Transportation Services, Inc.                                           6                  58/A/
    Roadway Express, Inc.                                                         15                 267
    Rollins Truck Leasing Corp.                                                   21                 134
    Transport Corporation of America, Inc.                                         5                  30/A/
    U.S. Xpress Enterprises, Inc.                                                 11                  70/A/
    USA Truck, Inc.                                                                6                  34/A/
    USFreightways Corporation                                                      5                 123
    Yellow Corporation                                                            20                 301/A/
                                                                                                --------
                                                                                                   1,723
                                                                                                --------
Utilities -- 1.9%
    Electric Companies -- 1.9%
    Maine Public Service Company                                                   1                  30
    Public Service Company of New Mexico                                          24                 613
    RGS Energy Group, Inc.                                                        12                 350
                                                                                                --------
                                                                                                     993
                                                                                                --------
Total Common Stock and Equity Interests (Identified Cost -- $58,377)                              50,189
---------------------------------------------------------------------------------------------------------------

                                                                          Shares/Par       Value
  ---------------------------------------------------------------------------------------------------
Repurchase Agreements -- 1.5%
  Goldman, Sachs & Company
    6.60%, dated 9/29/00, to be repurchased at $805
    on 10/2/00 (Collateral: $879 Fannie Mae mortgage-backed
    securities, 6%, due 1/1/29, value $825)                                  $   805      $    805
                                                                                          --------
  Total Repurchase Agreements (Identified Cost -- $805)                                        805
  ---------------------------------------------------------------------------------------------------
  Total Investments -- 96.8% (Identified Cost -- $59,182)                                   50,994
  Other Assets Less Liabilities -- 3.2%                                                      1,681
                                                                                          --------
  Net assets consisting of:
  Accumulated paid-in capital applicable to:
   6,601 Primary Class shares outstanding                                    $64,816
      4 Navigator Class shares outstanding                                        46
  Undistributed net investment income/(loss)                                     (58)
  Accumulated net realized gain/(loss) on investments                         (3,941)
  Unrealized appreciation/(depreciation) of investments                       (8,188)
                                                                             -------
  Net assets -- 100.0%                                                                    $ 52,675
                                                                                          ========
  Net asset value per share:

   Primary Class                                                                             $7.97
                                                                                             =====
   Navigator Class                                                                           $8.17
                                                                                             =====
  ---------------------------------------------------------------------------------------------------

  /A/ Non-income producing.
  N.M. - Not meaningful.

  See notes to financial statements.

Statement of Operations
Legg Mason Investors Trust, Inc.
(Amounts in Thousands) (Unaudited)

                                                                    Six Months Ended 9/30/00
                                                                    ------------------------
                                                                               U.S.
                                                                       Small-Capitalization
                                                                           Value Trust
  -------------------------------------------------------------------------------------------------
Investment Income:
  Dividends                                                                  $    437
  Interest                                                                         41
                                                                             --------
     Total income                                                                 478
                                                                             --------
Expenses:
  Management fee                                                                  228
  Distribution and service fees                                                   268
  Transfer agent and shareholder servicing expense                                 52
  Audit and legal fees                                                             18
  Custodian fee                                                                    86
  Directors' fees                                                                   4
  Organization expense                                                              4
  Registration fees                                                                12
  Reports to shareholders                                                          19
  Other expenses                                                                    1
                                                                             --------
                                                                                  692
                                                                             --------
     Less fees waived                                                            (156)
                                                                             --------
     Total expenses, net of waivers                                               536
                                                                             --------
  Net Investment Income/(Loss)                                                    (58)
                                                                             --------

Net Realized and Unrealized Gain/(Loss) on Investments:

  Realized gain/(loss) on investments                                          (2,657)
  Change in unrealized appreciation/(depreciation) of investments               6,241
  Net Realized and Unrealized Gain/(Loss) on Investments                        3,584
  -------------------------------------------------------------------------------------------------
  Change in Net Assets Resulting From Operations                             $  3,526
  -------------------------------------------------------------------------------------------------

  See notes to financial statements.

  Statement of Changes in Net Assets

                                                                          U.S. Small-Capitalization
                                                                                 Value Trust
                                                                        -----------------------------
                                                                           Six Months        Year
                                                                              Ended         Ended
                                                                             9/30/00       3/31/00
  ---------------------------------------------------------------------------------------------------
Change in Net Assets:                                                      (Unaudited)

  Net investment income/(loss)                                               $   (58)     $   (384)

  Net realized gain/(loss) on investments                                     (2,657)          670

  Change in unrealized appreciation/
    (depreciation) of investments                                              6,241        (2,521)
  ---------------------------------------------------------------------------------------------------
  Change in net assets resulting
    from operations                                                            3,526        (2,235)
  Distributions to shareholders:
    From net realized gain on investments:
      Primary Class                                                               --        (1,413)
      Navigator Class                                                             --            (1)
    In excess of net realized gain on investments:
      Primary Class                                                               --        (1,283)
      Navigator Class                                                             --            (1)
  Change in net assets from Fund share transactions:
      Primary Class                                                           (7,928)        3,609
      Navigator Class                                                             --            (4)
  ---------------------------------------------------------------------------------------------------
  Change in net assets                                                        (4,402)       (1,328)

Net Assets:
  Beginning of period                                                         57,077        58,405
  ---------------------------------------------------------------------------------------------------
  End of period                                                              $52,675      $ 57,077
  ---------------------------------------------------------------------------------------------------
  Undistributed net investment income/(loss)                                 $   (58)     $     --
  ---------------------------------------------------------------------------------------------------

   N/A -- Not applicable.

   See notes to financial statements.

     Financial Highlights
     Legg Mason Investors Trust, Inc.


          Contained below is per share operating performance data for a Navigator Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                             Investment Operations                       Distributions
                                                     --------------------------------------   ---------------------------------
                                                                                                      From        In Excess
                                           Net Asset      Net       Net Realized        Total         Net          of Net
                                             Value    Investment   and Unrealized       from        Realized      Realized
                                           Beginning    Income/    Gain/(Loss) on    Investment     Gain on        Gain on
                                           of Period    (Loss)       Investments     Operations   Investments    Investments
     --------------------------------------------------------------------------------------------------------------------------
U.S. Small-Capitalization Value Trust
    Six Months Ended
     Sept. 30, 2000*                          $7.59     $.03/A/       $  .55          $  .58        $  --           $  --
    Year Ended Mar. 31,
     2000                                      7.88      .07/A/         (.05)            .02         (.16)           (.15)
     1999/B/                                   9.92      .05/A/        (2.09)          (2.04)          --              --
     --------------------------------------------------------------------------------------------------------------------------

                                                                                          Ratios/Supplemental Data
                                                                    ----------------------------------------------------------------
                                                                                                Net
                                                         Net Asset                           Investment                 Net Assets
                                                           Value                Expensed   Income/(Loss)  Portfolio       End of
                                             Total         End of     Total    to Average    to Average    Turnover       Period
                                         Distributions     Period    Return    Net Assets    Net Assets      Rate     (in thousands)
     -------------------------------------------------------------------------------------------------------------------------------
U.S. Small-Capitalization Value Trust
    Six Months Ended
     Sept. 30, 2000*                         $  --         $8.17     7.64%/C/    1.00%/A,D/   .79%/A,D/     40.7%/D/       $33
    Year Ended Mar. 31,
     2000                                     (.31)         7.59     (.15)%      1.00%/A/     .44%/A/       66.2%           31
     1999/B/                                    --          7.88   (20.56)%/C/    .90%/A,D/   .71%/A,D/     29.5%/D/        40
     -------------------------------------------------------------------------------------------------------------------------------

     /A/ Net of fees waived pursuant to a voluntary expense limitation of 1.00% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows:for the six months ended September 30, 2000, 1.56%; for the year ended March 31, 2000, 1.36%; and for the period June 19, 1998 to March 31, 1999, 1.28%.
     /B/ For the period June 19, 1998 (commencement of operations) to March 31,
         1999.
     /C/ Not annualized.
     /D/ Annualized.
      *  Unaudited.

     See notes to financial statements.

     Notes to Financial Statements
     Legg Mason Investors Trust, Inc.
     (Amounts in Thousands) (Unaudited)

     ---------------------------------------------------------------------------
1. Significant Accounting Policies:
        The Legg Mason Investors Trust, Inc. ("Corporation"), consisting of the American Leading Companies Trust ("American Leading Companies"), the Balanced Trust ("Balanced Trust"), the U.S. Small-Capitalization Value Trust ("U.S. Small-Cap") and the Financial Services Fund ("Financial Services") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.
        Each Fund consists of two classes of shares: Primary Class and Navigator Class. Financial Services has an additional class of shares: Class A. The Navigator Class shares of Financial Services and American Leading Companies were redeemed on May 12, 2000 and December 3, 1998, respectively. The Navigator Class of Balanced Trust has not commenced operations. Information about the Primary Classes and Class A, offered to retail investors, is contained in a separate report to their shareholders. All shareholders bear the common expenses of the Funds based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

     Security Valuation
        Equity securities and options listed on national securities exchanges are valued at the last sale price as of the close of business on the day the securities are being valued. Listed securities not traded on a particular day and securities traded in the over-the-counter market are valued at the mean between the closing bid and ask prices quoted by brokers or dealers that make markets in the securities. Portfolio securities which are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market. In the absence of readily available market quotations, securities are valued at fair value under procedures established by and under the general supervision of the Board of Directors.
        Fixed income securities generally are valued by using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Fixed income securities having a maturity of less than 60 days are valued at amortized cost.

     Investment Income and Distributions to Shareholders
        Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income, if available, will be paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within a Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

     Security Transactions
        Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

     ---------------------------------------------------------------------------

     At September 30, 2000, receivables for securities sold and payables for securities purchased for the Fund were as follows:

           Receivable for               Payable for
          Securities Sold           Securities Purchased
     -----------------------------------------------------
            $3,146                        $1,428

     Deferred Organizational Expenses
        Deferred organizational expenses of $43 for U.S. Small-Cap are being amortized on a straight line basis over 5 years commencing on the date operations began.

     Federal Income Taxes
        No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders.

     Use of Estimates
        Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Investment Transactions:
        For the six months ended September 30, 2000, investment transactions (excluding short-term investments) were as follows:

           Purchases           Proceeds From Sales
     ------------------------------------------------
            $8,915                   $17,922


        At September 30, 2000, cost, gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for the Fund were as follows:

                                                       Net
                                                  Appreciation/
       Cost         Appreciation  Depreciation   (Depreciation)
     ------------------------------------------------------------
     $59,182           $4,845      $(13,033)        $(8,188)

3. Repurchase Agreements:
        All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies, and such collateral is in the possession of the Fund's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     ---------------------------------------------------------------------------

4. Transactions With Affiliates:
        The Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to the agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund's average daily net assets.
        LMFA has agreed to waive its fees in any month to the extent the Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates of the Fund's average daily net assets as shown in the following chart:

                                                                       Six Months Ended           At
                                                                      September 30, 2000  September 30, 2000
                                                                      ------------------  ------------------
                        Management     Expense    Expense Limitation      Management          Management
     Fund                  Fee       Limitation     Expiration Date      Fees Waived         Fees Payable
     -------------------------------------------------------------------------------------------------------
     U.S. Small-Cap
       Primary Class      0.85%         2.00%       July 31, 2001            $129                $ --
       Navigator Class    0.85%         1.00%       July 31, 2001            N.M.                  --

     ----------
     N.M. Not meaningful.

        Brandywine Asset Management, Inc. ("Brandywine") serves as investment adviser to U.S. Small-Cap. Brandywine is responsible for the actual investment activity of the Fund. LMFA pays Brandywine a fee for its services, computed daily and payable monthly, at an annual rate equal to 58.8% of the fee received by LMFA.
        Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Fund. Legg Mason receives an annual distribution fee and an annual service fee based on the Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                    Year Ended
                               September 30, 2000        At September 30, 2000
                             ------------------------   ------------------------
     Distribution   Service   Distribution and Service  Distribution and Service
         Fee          Fee          Fees Waived               Fees Payable
     ---------------------------------------------------------------------------
        0.75%        0.25%             $4                       $45

        No brokerage commissions were paid by the Fund to Legg Mason or its affiliates during the six months ended September 30, 2000.
        Legg Mason also has an agreement with the Fund's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid Legg Mason $10 for the six months ended September 30, 2000.
        LMFA, Legg Mason and Brandywine are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

5. Line of Credit:
        The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit

     ---------------------------------------------------------------------------

     Agreement bear interest at prevailing short-term interest rates. For the six months ended September 30, 2000, the Fund had no borrowings under the Credit Agreement.

6. Fund Share Transactions:

        At September 30, 2000, there were 250,000, 125,000, 50,000, and 125,000 shares authorized at $.001 par value for the Primary Classes of American Leading Companies, Balanced Trust, U.S. Small-Cap and Financial Services, respectively. At September 30, 2000, there were 125,000 shares authorized at $.001 par value for Class A of Financial Services and there were 50,000 shares authorized at $.001 par value for the Navigator Class of U.S. Small-Cap.

------------------------------------------------------------------------------------------------------------------------------------
     Share transactions were as follows:
                                                               Reinvestment
                                           Sold              of Distributions           Repurchased                  Net Change
                                  --------------------      ------------------       ------------------      -----------------------
                                  Shares        Amount      Shares       Amount      Shares      Amount        Shares      Amount
------------------------------------------------------------------------------------------------------------------------------------
   U.S. Small-Cap
   --Primary Class
     Six Months Ended
      September 30, 2000              665       $  5,039        --       $   --      (1,721)       $(12,967)   (1,056)     $ (7,928)
     Year Ended March 31,
      2000                          4,100         35,126       318        2,663      (4,236)        (34,180)      182         3,609
   --Navigator Class
     Six Months Ended
      September 30, 2000             N.M.       $      2        --       $   --        N.M.        $     (2)       --      $     --
     Year Ended March 31,
      2000                              2             20        --           --          (3)            (24)       (1)           (4)
------------------------------------------------------------------------------------------------------------------------------------

   N.M. -- Not meaningful.

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

Equity Funds:                                 Specialty Funds:

Value Trust                                   Balanced Trust
Special Investment Trust                      Financial Services Fund
Total Return Trust                            Opportunity Trust
American Leading Companies
    Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization
    Value Trust


Global Funds:                                 Taxable Bond Funds:

Global Income Trust                           U.S. Government Intermediate-Term
Europe Fund                                        Portfolio
International Equity Trust                    Investment Grade Income Portfolio
Emerging Markets Trust                        High Yield Portfolio


Tax-Free Bond Funds:                          Money Market Funds:

Tax-Free Intermediate-Term                    U.S. Government Money Market
  Income Trust                                     Portfolio
Maryland Tax-Free Income Trust                Cash Reserve Trust
Pennsylvania Tax-Free Income Trust            Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.

                                                                          [LOGO]

                             Investment Manager
                               Legg Mason Fund Adviser, Inc.
                               Baltimore, MD

                             Investment Adviser
                               Brandywine Asset Management, Inc.
                               Wilmington, DE

                             Board of Directors
                               John F. Curley, Jr., Chairman
                               Edward A. Taber, III, President
                               Nelson A. Diaz
                               Richard G. Gilmore
                               Arnold L. Lehman
                               Dr. Jill E. McGovern
                               G. Peter O'Brien
                               T. A. Rodgers

                             Transfer and Shareholder Servicing Agent
                               Boston Financial Data Services
                               Boston, MA

                             Custodian
                               State Street Bank & Trust Company
                               Boston, MA

                             Counsel
                               Kirkpatrick & Lockhart LLP
                               Washington, D.C.

                             Independent Auditors
                               Ernst & Young LLP
                               Philadelphia, PA

                               This report is not to be distributed unless preceded or accompanied by a prospectus.

                                  Legg Mason Wood Walker, Incorporated
                               ------------------------------------------
                                            100 Light Street
                                  P.O. Box 1476, Baltimore, MD 21203-1476
                                            410 . 539 . 0000


                             LMF-013
                             11/00